LOANS PAYABLE - Disclosure of detailed information about loans payable (Details) - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2020	May 31, 2020
Loan Payable [Line Items]
Opening balance	$ 3,523,570	$ 2,146,124
Conversion	(3,603,128)
Additions	3,833,768	5,367,275
Allocation of conversion feature	(955,703)	(2,133,352)
Interest expense	424,104	701,011
Repayments		(2,504,394)
Interest paid	(219,164)	(460,037)
Currency translation adjustments	59,259	(53,094)
Ending balance	3,062,706	3,523,570
Convertible loan facility [Member]
Loan Payable [Line Items]
Opening balance	3,523,570	0
Conversion	(3,603,128)
Additions	3,833,768	5,367,275
Allocation of conversion feature	(955,703)	(2,133,352)
Interest expense	424,104	647,466
Repayments		(357,819)
Interest paid	(219,164)
Currency translation adjustments	59,259	0
Ending balance	3,062,706	3,523,570
Other loans [Member]
Loan Payable [Line Items]
Opening balance	0	2,146,124
Conversion	0
Additions	0	0
Allocation of conversion feature	0	0
Interest expense	0	53,545
Repayments		(2,146,575)
Interest paid	0
Currency translation adjustments	0	(53,094)
Ending balance	$ 0	$ 0